UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Investors appear to have adopted a more optimistic outlook, as several major stock market indices reached new record highs by the reporting period’s end.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus Select Managers Small Cap Value Fund’s Class A shares produced a total return of 20.52%, Class C shares returned 20.06% and Class I shares returned 20.73%.1 In comparison, the Russell 2000 Value Index (the “Index”), the fund’s benchmark, returned 19.69% for the same period.2

Improving U.S. economic trends generally drove small-cap value stocks higher during the reporting period. The fund outperformed its benchmark, primarily due to successful stock selection in six of the 10 market sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal.We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board based on our evaluations.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each acting independently of one another and using their own methodology to select portfolio investments.As of the end of the reporting period, 17% of the fund’s assets are under the management ofThompson, Siegel, andWalmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 23% of the fund’s assets are under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values.Approximately 14% of the fund’s assets are under the management of Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value.Approximately 21% of the fund’s assets are under the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values. Approximately 10% of the fund’s assets are under the management of Iridian Asset Management LLC, which employs bottom-up stock selection and a disciplined valuation process to identify and invest in corporate change.Approximately 10% of the fund’s assets are under the management of Vulcan Value Partners, LLC, which seeks companies with sustainable competitive advantages that may enable them to earn superior cash returns on capital. Approximately 5% of the fund’s assets are under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations. These percentages can change over time, within ranges described in the prospectus.

Recovering Economy Fueled Market Gains

The reporting period began amid uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the tax increases helped alleviate investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and aggressively accommodative monetary policies adopted by the Federal Reserve Board and other central banks. Continued corporate earnings strength and encouraging economic data supported stock prices over the first five months of 2013, enabling some broad measures of stock market performance to set new record highs by the reporting period’s end. Small-cap stocks produced higher returns than their large-cap counterparts, but small-cap value stocks underperformed small-cap growth stocks, on average.

Stock Selections Buoyed Fund Results

The fund achieved particularly strong results in the financials sector. Real estate investment trusts (“REITs”) fared particularly well—including health care REITs Omega Healthcare Investors and Medical Properties Trust—as investors reached for high dividend yields. In the industrials sector, trucking company Arkansas Best was acquired at a premium to its stock price at the time, and seaborne shipping provider Danaos, which primarily traffics in consumer goods, benefited from improved consumer sentiment and recovering housing markets.

Disappointments were concentrated mainly in the consumer discretionary sector, where battery manufacturer ExideTechnologies reported lower-than-expected quarterly earnings from margin compression, and toymaker JAKKS Pacific posted an earnings shortfall stemming from a shift in consumers’ preferences from traditional toys to videogames.The fund’s investments in the energy sector also lagged market averages, as oil-and-gas exploration company Halcon Resources Corp. encountered subpar results in the Utica Shale formation.

A Constructive Outlook

The fund’s sub-advisers generally have been encouraged by recent trends among small-cap companies. It is expected that these companies will continue to benefit from increasing mergers-and-acquisitions activity, a strong domestic economy and reasonably attractive valuations. Recent value-oriented opportunities have been found in the information technology and industrials sectors, but relatively fewer among financial institutions.

June 17, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.26	$11.41	$5.28
Ending value (after expenses)	$1,205.20	$1,200.60	$1,207.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.64	$10.45	$4.84
Ending value (after expenses)	$1,018.35	$1,014.56	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of 1.32% for Class A, 2.08% for Class C and .96%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Common Stocks—95.9%	Shares		Value ($)
Automobiles & Components—1.2%
Cooper Tire & Rubber	43,100		1,113,704
Dana Holding	34,800		658,416
Gentherm	69,000	[a]	1,270,980
Modine Manufacturing	89,600	[a]	918,400
Thor Industries	66,096		2,822,960
			6,784,460
Banks—9.8%
Astoria Financial	45,300		446,658
BancorpSouth	23,039		395,349
Bank of Hawaii	18,513	[b]	932,685
Bank of the Ozarks	12,600		549,990
BankUnited	35,500		872,590
BBCN Bancorp	129,180		1,665,130
BofI Holding	4,800	[a]	224,736
Brookline Bancorp	55,184		467,960
Bryn Mawr Bank	53,520		1,213,834
Centerstate Banks	91,120		781,810
City Holding	40,250	[b]	1,594,705
City National	13,000		815,880
Columbia Banking System	56,700		1,238,328
Comerica	30,827		1,217,358
Community Bank System	54,269	[b]	1,593,338
CVB Financial	125,100		1,434,897
Dime Community Bancshares	67,230		968,784
East West Bancorp	88,132		2,321,397
F.N.B	113,895		1,309,793
First Bancorp	11,100	[b]	158,175
First Commonwealth Financial	150,600		1,085,826
First Financial Bankshares	40,080	[b]	2,204,400
First Merchants	39,447		653,242
First Midwest Bancorp	55,178		726,142
First Niagara Financial Group	328,530		3,209,738
FirstMerit	109,962		2,074,983
Flushing Financial	33,145		518,056
Hancock Holding	99,548		2,842,095

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Heritage Financial Group	54,789		782,935
Huntington Bancshares	170,810		1,323,778
IBERIABANK	29,800		1,535,892
Independent Bank	13,740		452,733
Investors Bancorp	23,272		460,320
MGIC Investment	96,100	[a]	593,898
National Bank Holdings, Cl. A	30,099		545,996
Ocwen Financial	84,250	[a]	3,604,215
Park Sterling	124,360	[a]	727,506
Rockville Financial	53,488	[b]	697,484
SVB Financial Group	20,100	[a]	1,555,539
TCF Financial	95,100		1,369,440
Texas Capital Bancshares	55,000	[a]	2,428,800
Trustmark	49,345	[b]	1,257,804
Umpqua Holdings	181,710		2,456,719
Union First Market Bankshares	37,374		748,227
Washington Federal	28,928		505,951
Westamerica Bancorporation	20,510	[b]	923,565
Wintrust Financial	38,600		1,456,764
			56,945,445
Capital Goods—11.0%
AAON	38,147		1,268,006
AAR	2,756		55,285
Aegion	23,575	[a]	538,217
Aerovironment	18,850	[a]	378,319
Albany International, Cl. A	51,190		1,624,771
CAI International	84,520	[a]	2,162,022
CLARCOR	20,415		1,107,310
Columbus McKinnon	79,360	[a]	1,678,464
Curtiss-Wright	47,968		1,744,116
DigitalGlobe	35,700	[a]	1,079,211
Donaldson	35,929		1,347,697
DXP Enterprises	16,000	[a]	945,120
Dycom Industries	31,990	[a]	727,773
EnerSys	27,664		1,378,497
ESCO Technologies	28,400		912,208

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Flow International	198,320	[a]	787,330
Foster Wheeler	55,538	[a]	1,278,485
Franklin Electric	24,601		831,760
FreightCar America	33,214		602,502
Generac Holdings	34,200	[b]	1,385,100
General Cable	23,240		821,766
Gibraltar Industries	34,330	[a]	557,176
Graco	24,085		1,552,278
GrafTech International	141,690	[a,b]	1,188,779
Granite Construction	22,520		694,967
H&E Equipment Services	30,900		691,542
Harsco	26,550		620,739
Hexcel	110,412	[a]	3,839,025
Hyster-Yale Materials Handling	30,530		1,886,754
II-VI	30,020	[a]	498,332
ITT	42,800		1,290,420
John Bean Technologies	62,110		1,341,576
KBR	47,500		1,714,750
Lawson Products	37,730		562,177
Lincoln Electric Holdings	36,452		2,179,830
LSI Industries	66,925		545,439
Lydall	38,121	[a]	551,230
Manitowoc	47,400		995,874
Meritor	78,700	[a]	569,788
Miller Industries	35,700		584,409
Mistras Group	27,678	[a]	591,756
Moog, Cl. A	9,820	[a]	491,687
National Presto Industries	7,350	[b]	565,436
NCI Building Systems	100,750	[a]	1,455,838
Nordson	14,445		1,028,773
Orion Marine Group	69,673	[a]	836,773
Spirit Aerosystems Holdings, Cl. A	66,030	[a]	1,426,908
Standex International	47,200		2,462,424
Teledyne Technologies	15,800	[a]	1,220,076
Textron	37,600		1,013,696
Titan International	80,420	[b]	1,876,199

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
TriMas	62,690	[a]	2,021,753
Trinity Industries	14,000		573,020
Triumph Group	6,390		496,184
Tutor Perini	81,347	[a]	1,506,546
Twin Disc	30,100	[b]	750,393
Woodward	22,947		898,375
			63,734,881
Commercial & Professional Services—4.1%
ABM Industries	54,200		1,310,556
Acacia Research	38,850		971,250
ACCO Brands	289,166	[a]	2,067,537
ARC Document Solutions	38,274	[a]	146,207
Avery Dennison	53,970		2,347,695
The Brink’s Company	37,600		1,008,808
CBIZ	181,074	[a,b]	1,205,953
CDI	48,833		666,570
Ceco Environmental	43,480		524,804
Clean Harbors	10,200	[a]	583,440
Corporate Executive Board	22,370		1,368,820
Covanta Holding	63,800		1,304,710
Deluxe	86,937		3,251,444
Dun & Bradstreet	13,209	[b]	1,296,331
Ennis	43,662		747,057
FTI Consulting	68,120	[a]	2,587,879
Insperity	5,200		156,832
Korn/Ferry International	117,500	[a]	2,056,250
			23,602,143
Consumer Durables & Apparel—2.6%
Crocs	100,130	[a]	1,766,293
CSS Industries	40,200		1,111,530
Deckers Outdoor	23,300	[a,b]	1,250,744
Harman International Industries	27,533		1,462,002
Iconix Brand Group	125,421	[a]	3,773,917
JAKKS Pacific	60,229	[b]	608,313
M/I Homes	80,690	[a]	2,005,147

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Standard Pacific	73,280	[a,b]	648,528
Tupperware Brands	19,971		1,617,252
Unifi	51,790	[a]	972,616
			15,216,342
Consumer Services—3.1%
Coinstar	25,700	[a,b]	1,496,768
Cracker Barrel Old Country Store	13,291		1,189,013
Hillenbrand	121,775		2,905,552
Ignite Restaurant Group	35,420		648,186
Interval Leisure Group	25,337		547,533
Krispy Kreme Doughnuts	44,600	[a]	772,472
LifeLock	73,900	[a]	762,648
Multimedia Games Holding Company	49,100	[a]	1,256,469
Regis	39,020	[b]	718,358
Ruth’s Hospitality Group	50,452		565,062
Scientific Games, Cl. A	70,550	[a]	768,290
SHFL Entertainment	59,200	[a]	1,021,200
Sonic	82,634	[a]	1,084,984
Strayer Education	11,000		588,390
Universal Technical Institute	195,264		2,300,210
Wendy’s	259,660		1,544,977
			18,170,112
Diversified Financials—5.2%
Ares Capital	156,241		2,681,096
Asta Funding	60,630		557,190
Cash America International	22,300		1,063,933
DFC Global	67,900	[a]	1,011,710
Eaton Vance	61,764		2,563,824
Encore Capital Group	49,600	[a,b]	1,769,232
Fifth Street Finance	86,202	[b]	905,122
First Cash Financial Services	51,070	[a]	2,748,077
ING US	30,590	[b]	872,733
Investment Technology Group	17,288	[a]	238,747
Leucadia National	20,540		644,545
MSCI	29,551	[a]	1,041,377

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
NASDAQ OMX Group	72,303		2,274,652
Oppenheimer Holdings	38,760		769,774
PHH	138,530	[a]	2,792,764
PICO Holdings	38,187	[a]	862,644
Stifel Financial	38,285	[a]	1,377,877
Waddell & Reed Financial, Cl. A	34,729		1,598,923
Walter Investment Management	60,872	[a]	2,216,350
World Acceptance	23,984	[a,b]	2,215,162
			30,205,732
Energy—4.9%
Adams Resources & Energy,	3,000		187,920
Atwood Oceanics	19,003	[a]	997,848
Cal Dive International	450,120	[a,b]	931,748
Callon Petroleum	74,673	[a]	277,784
CARBO Ceramics	14,900	[b]	981,910
Dawson Geophysical	6,700	[a]	240,597
Delek US Holdings	46,140		1,662,424
Energy XXI	58,100		1,483,293
EPL Oil & Gas	52,007	[a]	1,583,613
GulfMark Offshore, Cl. A	19,726		904,634
Helix Energy Solutions Group	50,400	[a]	1,202,544
ION Geophysical	101,000	[a]	645,390
Kodiak Oil & Gas	97,808	[a]	858,754
McDermott International	78,680	[a]	751,394
Newpark Resources	243,150	[a,b]	2,711,123
PetroQuest Energy	100,880	[a]	462,030
Stone Energy	137,407	[a]	3,093,031
Synergy Resources	162,220	[a]	1,098,229
Tesco	53,020	[a]	676,535
TETRA Technologies	131,000	[a]	1,363,710
Tidewater	39,463		2,174,017
Ultra Petroleum	16,560	[a]	377,237
Warren Resources	266,219	[a]	780,022
Western Refining	31,860	[b]	1,063,168

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
World Fuel Services	37,125		1,512,101
WPX Energy	20,670	[a,b]	398,104
			28,419,160
Exchange-Traded Funds—.2%
iShares Russell 2000 Index Fund	11,550	[b]	1,129,590
Food & Staples Retailing—.6%
Andersons	17,100		871,074
Harris Teeter Supermarkets	26,543		1,247,521
Nash Finch	43,651		948,536
Village Super Market, Cl. A	5,000		187,000
			3,254,131
Food, Beverage & Tobacco—.9%
Crimson Wine Group	72,190	[a,b]	633,106
Darling International	107,880	[a]	2,115,527
Hillshire Brands	24,050		833,092
National Beverage	62,825		1,032,215
Seaboard	130		358,186
Smithfield Foods	11,900	[a]	391,986
			5,364,112
Health Care Equipment & Services—4.1%
Acadia Healthcare	44,375	[a]	1,481,681
Accuray	66,370	[a,b]	356,407
Air Methods	42,500	[b]	1,591,200
Allscripts Healthcare Solutions	142,810	[a]	1,977,919
AmSurg	38,875	[a]	1,381,229
AngioDynamics	65,859	[a]	716,546
Antares Pharma	68,600	[a,b]	278,516
Chemed	9,100	[b]	637,182
CryoLife	77,737		481,192
Given Imaging	25,400	[a]	364,236
Health Net	23,460	[a]	747,670
HealthSouth	16,630	[a]	487,093
Hill-Rom Holdings	58,008		2,095,829
Kindred Healthcare	154,259	[a]	2,082,497

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment &
Services (continued)
Magellan Health Services	38,870	[a]	2,118,415
Natus Medical	45,756	[a]	644,702
NxStage Medical	34,170	[a]	476,672
Owens & Minor	41,035	[b]	1,402,576
Symmetry Medical	122,865	[a]	1,146,330
Syneron Medical	63,040	[a]	561,056
Team Health Holdings	34,900	[a]	1,363,543
Teleflex	6,140		480,946
Universal American	79,150		721,848
			23,595,285
Household & Personal Products—1.2%
Church & Dwight	7,770		472,494
Medifast	58,000	[a]	1,670,980
Nu Skin Enterprises, Cl. A	54,201	[b]	3,187,019
WD-40	27,520		1,492,685
			6,823,178
Insurance—6.1%
American Equity Investment Life Holding	223,474		3,620,279
American Financial Group	6,990		339,434
American National Insurance	7,950		794,046
Argo Group International Holdings	17,644		698,879
Aspen Insurance Holdings	26,500		973,610
Assurant	9,310		463,079
Donegal Group, Cl. A	12,186		180,353
Endurance Specialty Holdings	70,104		3,528,334
Everest Re Group	16,966		2,198,963
FBL Financial Group, Cl. A	18,119		744,510
Fidelity National Financial, Cl. A	45,440		1,195,526
HCC Insurance Holdings	44,666		1,913,938
Horace Mann Educators	43,300		1,052,190
Maiden Holdings	56,300		601,284
Navigators Group	40,633	[a]	2,369,717
Platinum Underwriters Holdings	35,140		2,006,494
Primerica	51,010		1,796,572
ProAssurance	21,312		1,069,862
RLI	40,055		3,007,330

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Stewart Information Services	17,800		492,882
The Hanover Insurance Group	38,639		1,940,837
Tower Group International	158,115		3,056,363
Validus Holdings	32,537		1,174,911
			35,219,393
Materials—6.3%
American Vanguard	26,100		795,006
AptarGroup	6,000		340,320
Balchem	13,460		646,215
Carpenter Technology	8,110		390,578
Chemtura	64,100	[a]	1,469,813
Crown Holdings	35,100	[a]	1,486,485
Cytec Industries	7,500		536,025
FutureFuel	85,300		1,192,494
Glatfelter	93,719		2,317,671
Greif, Cl. A	25,761		1,342,148
Haynes International	27,080		1,325,295
Headwaters	92,800	[a]	984,608
Kaiser Aluminum	31,310		1,986,306
KMG Chemicals	111,701		2,480,879
Kraton Performance Polymers	98,300	[a]	2,038,742
LSB Industries	47,290	[a]	1,596,983
Materion	61,880		1,844,024
Mercer International	180,915	[a]	1,244,695
NewMarket	1,907		522,976
Noranda Aluminum Holding	136,200		550,248
Olympic Steel	31,430	[b]	796,122
OMNOVA Solutions	101,840	[a]	754,634
PolyOne	70,230		1,804,209
RPM International	21,092		698,778
RTI International Metals	36,410	[a]	1,056,254
Sealed Air	57,700		1,385,954
Sensient Technologies	36,006		1,485,968
Sonoco Products	32,447		1,136,294
Stillwater Mining	48,310	[a,b]	579,237
Worthington Industries	49,700		1,708,686
			36,497,647

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media—.7%
John Wiley & Sons, Cl. A	76,764		3,047,531
Starz—Liberty Capital	32,320	[a]	745,946
			3,793,477
Pharmaceuticals, Biotech &
Life Sciences—1.9%
Affymetrix	109,400	[a,b]	410,250
Auxilium Pharmaceuticals	26,180	[a]	390,606
Cambrex	57,500	[a]	791,200
Charles River Laboratories International	39,300	[a]	1,702,083
Flamel Technologies, ADR	219,557	[a,b]	1,058,265
Furiex Pharmaceuticals	18,300	[a]	676,551
Impax Laboratories	21,900	[a]	415,005
PerkinElmer	69,422		2,174,297
Questcor Pharmaceuticals	31,100	[b]	1,062,687
Sagent Pharmaceuticals	35,020	[a,b]	630,710
Santarus	69,700	[a]	1,552,219
			10,863,873
Real Estate—2.6%
Altisource Portfolio Solutions	38,753	[a]	3,653,245
Capstead Mortgage	82,500	[c]	1,013,100
EPR Properties	14,900	[c]	781,058
First Potomac Realty Trust	41,462	[c]	567,200
Hersha Hospitality Trust	322,884	[c]	1,846,896
LaSalle Hotel Properties	27,555	[c]	727,452
Lexington Realty Trust	78,700	[c]	990,833
Medical Properties Trust	137,345	[c]	2,038,200
Omega Healthcare Investors	72,316	[c]	2,343,762
Ramco-Gershenson Properties Trust	57,465	[c]	897,029
			14,858,775
Retailing—5.0%
Aeropostale	16,990	[a]	248,224
Ascena Retail Group	103,422	[a]	2,102,569
Barnes & Noble	51,700	[a,b]	1,163,250
Bebe Stores	106,206		579,885
Big Lots	12,230	[a]	416,431
Chico’s FAS	38,750		699,825
Express	27,700	[a]	603,860

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Finish Line, Cl. A	33,607		707,763
Genesco	33,782	[a]	2,282,988
JOS. A. Bank Clothiers	67,642	[a,b]	3,039,155
Kirkland’s	47,740	[a]	714,190
Men’s Wearhouse	33,000		1,194,600
OfficeMax	174,100		2,268,523
PEP Boys-Manny Moe & Jack	35,400	[a]	436,836
RadioShack	644,870	[b]	2,386,019
Rent-A-Center	164,918		6,032,700
Select Comfort	40,192	[a]	891,860
Shutterfly	20,200	[a]	984,548
Sonic Automotive, Cl. A	64,971		1,479,390
Travelcenters of America	68,500	[a]	762,405
			28,995,021
Semiconductors & Semiconductor
Equipment—2.6%
Axcelis Technologies	532,745	[a]	852,392
Cabot Microelectronics	45,215		1,616,436
Ceva	28,200	[a]	472,914
FormFactor	182,412	[a]	1,074,407
Freescale Semiconductor	54,270	[a,b]	863,978
GT Advanced Technologies	541,700	[a,b]	2,410,565
Ikanos Communications	76,600	[a]	103,410
Integrated Silicon Solution	66,036	[a]	714,510
Kulicke & Soffa Industries	88,850	[a]	1,101,740
LTX-Credence	99,532	[a]	564,346
Mellanox Technologies	6,760	[a,b]	350,641
Rambus	119,950	[a]	945,206
Silicon Image	214,100	[a]	1,303,869
Spansion, Cl. A	63,640	[a]	871,868
Teradyne	29,050	[a,b]	521,157
Ultratech	29,300	[a]	1,068,278
			14,835,717
Software & Services—10.4%
Accelrys	84,200	[a]	702,228
ACI Worldwide	46,128	[a]	2,145,413
Acxiom	72,454	[a]	1,593,263

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
American Software, Cl. A	113,863		967,835
AVG Technologies	73,100	[a,b]	1,332,613
Bankrate	26,750	[a,b]	382,792
CACI International, Cl. A	34,297	[a,b]	2,199,810
Cadence Design Systems	60,900	[a]	921,417
Cardtronics	49,900	[a]	1,423,647
Cass Information Systems	28,168		1,264,180
Computer Services	22,135		648,777
Comverse	28,893	[a]	862,745
Convergys	147,650		2,682,801
CoreLogic	58,300	[a]	1,527,460
DealerTrack Technologies	39,600	[a]	1,276,704
Digital River	94,100	[a]	1,643,927
DST Systems	19,300		1,315,874
Ebix	24,500	[b]	486,080
Fair Isaac	39,233		1,925,556
FalconStor Software	415,478	[a]	556,741
Global Payments	41,408		1,985,928
Hackett Group	42,500		214,200
Heartland Payment Systems	85,978	[b]	2,756,455
Jack Henry & Associates	32,540		1,527,102
Lender Processing Services	140,780		4,658,410
MoneyGram International	53,700	[a]	1,056,816
NetScout Systems	62,100	[a]	1,512,135
NeuStar, Cl. A	53,693	[a]	2,601,963
Open Text	21,244		1,443,742
Rovi	67,310	[a]	1,736,598
SeaChange International	70,600	[a,b]	759,656
SS&C Technologies Holdings	45,300	[a]	1,432,839
SYKES Enterprises	60,900	[a]	962,829
Syntel	23,385	[b]	1,494,535
TIBCO Software	22,000	[a]	469,260
TiVo	85,700	[a]	1,108,958
Tyler Technologies	16,300	[a]	1,124,863
Unwired Planet	234,632	[a]	483,342
ValueClick	167,272	[a]	4,405,945

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Velti	72,400	[a,b]	127,424
VeriFone Systems	27,120	[a]	632,710
Verint Systems	46,088	[a]	1,547,179
			59,902,752
Technology Hardware & Equipment—7.9%
ADTRAN	35,775	[b]	827,118
Anixter International	15,489		1,188,471
ARRIS Group	81,800	[a]	1,237,634
Aviat Networks	201,248	[a]	533,307
Badger Meter	22,325		994,802
Benchmark Electronics	33,815	[a]	659,392
Black Box	53,090		1,428,652
Brocade Communications Systems	207,700	[a]	1,127,811
Ciena	37,600	[a,b]	629,424
Cognex	15,746		707,468
CTS	131,452		1,580,053
Dolby Laboratories, Cl. A	22,700	[b]	794,500
Electronics for Imaging	51,725	[a]	1,442,610
Emulex	204,800	[a]	1,275,904
GSI Group	67,570	[a]	550,020
Infinera	110,200	[a,b]	1,160,406
Ingram Micro, Cl. A	9,367	[a]	179,003
Itron	20,440	[a]	858,480
Ituran Location and Control	96,904		1,640,585
Lexmark International, Cl. A	83,110	[b]	2,535,686
Mercury Systems	44,300	[a]	387,182
Methode Electronics	123,580		1,943,913
Oplink Communications	84,549	[a]	1,439,024
Park Electrochemical	49,335		1,191,440
Plantronics	57,987		2,678,999
Plexus	99,954	[a]	2,916,658
Pulse Electronics	36,128	[a,b]	119,222
QLogic	147,165	[a]	1,433,388
Quantum	712,769	[a]	1,104,792
Radisys	86,093	[a]	430,465
Rofin-Sinar Technologies	67,590	[a]	1,808,708

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
ScanSource	37,617	[a]	1,201,111
Sierra Wireless	58,400	[a,b]	661,672
SYNNEX	37,280	[a]	1,511,704
Vishay Intertechnology	239,780	[a,b]	3,491,196
Vishay Precision Group	38,170	[a]	551,938
Zebra Technologies, Cl. A	31,289	[a]	1,428,656
			45,651,394
Telecommunication Services—.2%
Leap Wireless International	122,800	[a,b]	693,820
MagicJack VocalTec	37,150	[a,b]	554,650
			1,248,470
Transportation—1.5%
Air Transport Services Group	151,567	[a]	916,980
Arkansas Best	37,055		707,380
Atlas Air Worldwide Holdings	16,200	[a]	752,004
Con-way	30,500		1,159,610
Danaos	122,600	[a]	529,632
Hawaiian Holdings	114,400	[a]	681,824
Landstar System	28,760		1,518,240
Ryder System	19,300		1,216,672
SkyWest	20,800		291,824
Werner Enterprises	46,547		1,165,071
			8,939,237
Utilities—1.8%
Atmos Energy	29,276		1,236,033
Dynegy	26,000	[a]	633,620
Empire District Electric	55,600		1,208,188
NorthWestern	47,100		1,938,636
NRG Energy	35,421		903,944
Ormat Technologies	43,200	[b]	985,824
PNM Resources	42,200		946,124
Portland General Electric	57,017		1,735,597
UNS Energy	19,400		909,472
			10,497,438
Total Common Stocks
(cost $452,538,050)			554,547,765

Investment of Cash Collateral
for Securities Loaned—9.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $51,928,680)	51,928,680 [d]	51,928,680

Total Investments (cost $504,466,730)	104.9%	606,476,445
Liabilities, Less Cash and Receivables	(4.9%)	(28,342,156)
Net Assets	100.0%	578,134,289

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At May 31, 2013, the value of the fund’s securities on loan was $49,497,987 and the value of the collateral held by the fund was $51,928,680.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	11.0	Semiconductors &
Software & Services	10.4	Semiconductor Equipment	2.6
Banks	9.8	Pharmaceuticals, Biotech &
Money Market Investments	9.0	Life Sciences	1.9
Technology Hardware & Equipment	7.9	Utilities	1.8
Materials	6.3	Transportation	1.5
Insurance	6.1	Automobiles & Components	1.2
Diversified Financials	5.2	Household & Personal Products	1.2
Retailing	5.0	Food, Beverage & Tobacco	.9
Energy	4.9	Media	.7
Commercial & Professional Services	4.1	Food & Staples Retailing	.6
Health Care Equipment & Services	4.1	Exchange-Traded Funds	.2
Consumer Services	3.1	Telecommunication Services	.2
Consumer Durables & Apparel	2.6
Real Estate	2.6		104.9

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $49,497,987)—Note 1(b):
Unaffiliated issuers	452,538,050	554,547,765
Affiliated issuers	51,928,680	51,928,680
Cash		26,053,956
Receivable for investment securities sold		3,897,340
Dividends and securities lending income receivable		442,310
Receivable for shares of Common Stock subscribed		250,203
Prepaid expenses		26,758
		637,147,012
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		459,530
Liability for securities on loan—Note 1(b)		51,928,680
Payable for investment securities purchased		6,380,092
Payable for shares of Common Stock redeemed		181,995
Accrued expenses		62,426
		59,012,723
Net Assets ($)		578,134,289
Composition of Net Assets ($):
Paid-in capital		456,656,242
Accumulated undistributed investment income—net		2,274,407
Accumulated net realized gain (loss) on investments		17,193,925
Accumulated net unrealized appreciation
(depreciation) on investments		102,009,715
Net Assets ($)		578,134,289

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,258,561	156,956	576,718,772
Shares Outstanding	55,982	7,250	25,412,407
Net Asset Value Per Share ($)	22.48	21.65	22.69
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,385 foreign taxes withheld at source):	4,349,627
Income from securities lending—Note 1(b)	289,997
Total Income	4,639,624
Expenses:
Management fee—Note 3(a)	2,263,217
Custodian fees—Note 3(c)	44,271
Registration fees	34,105
Professional fees	30,967
Directors’ fees and expenses—Note 3(d)	16,761
Prospectus and shareholders’ reports	8,588
Shareholder servicing costs—Note 3(c)	3,161
Loan commitment fees—Note 2	1,483
Distribution fees—Note 3(b)	540
Miscellaneous	11,161
Total Expenses	2,414,254
Less—reduction in expenses due to undertaking—Note 3(a)	(100)
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses	2,414,147
Investment Income—Net	2,225,477
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	21,536,581
Net unrealized appreciation (depreciation) on investments	69,467,221
Net Realized and Unrealized Gain (Loss) on Investments	91,003,802
Net Increase in Net Assets Resulting from Operations	93,229,279

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	2,225,477	1,908,421
Net realized gain (loss) on investments	21,536,581	18,752,627
Net unrealized appreciation
(depreciation) on investments	69,467,221	28,174,786
Net Increase (Decrease) in Net Assets
Resulting from Operations	93,229,279	48,835,834
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8)	—
Class I Shares	(1,841,668)	(639,291)
Net realized gain on investments:
Class A Shares	(41,592)	(75,831)
Class C Shares	(6,501)	(14,596)
Class I Shares	(21,618,710)	(25,288,419)
Total Dividends	(23,508,479)	(26,018,137)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	324,685	118,438
Class C Shares	33,211	506
Class I Shares	98,408,360	147,573,196
Dividends reinvested:
Class A Shares	41,600	75,831
Class C Shares	6,501	14,596
Class I Shares	11,970,795	13,220,617
Cost of shares redeemed:
Class A Shares	(140,844)	(421,174)
Class C Shares	(67,469)	(22,518)
Class I Shares	(32,949,492)	(50,912,127)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	77,627,347	109,647,365
Total Increase (Decrease) in Net Assets	147,348,147	132,465,062
Net Assets ($):
Beginning of Period	430,786,142	298,321,080
End of Period	578,134,289	430,786,142
Undistributed investment income—net	2,274,407	1,890,606

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Capital Share Transactions:
Class Aa
Shares sold	15,494	6,248
Shares issued for dividends reinvested	2,155	4,401
Shares redeemed	(6,985)	(22,730)
Net Increase (Decrease) in Shares Outstanding	10,664	(12,081)
Class Ca
Shares sold	1,590	30
Shares issued for dividends reinvested	349	869
Shares redeemed	(3,372)	(1,216)
Net Increase (Decrease) in Shares Outstanding	(1,433)	(317)
Class I
Shares sold	4,711,503	7,796,955
Shares issued for dividends reinvested	614,943	761,027
Shares redeemed	(1,569,191)	(2,677,729)
Net Increase (Decrease) in Shares Outstanding	3,757,255	5,880,253

a During the period ended May 31, 2013, 1,060 Class C shares representing $22,840 were exchanged for 1,021
Class A shares.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013		Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	19.62		18.66	19.63	15.24	12.50
Investment Operations:
Investment income (loss)—net[b]	.06		.02	(.04)	(.05)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	3.80		2.56	.23	4.47	2.74
Total from Investment Operations	3.86		2.58	.19	4.42	2.74
Distributions:
Dividends from investment income—net	(.00)[c]		—	—	—	—
Dividends from net realized
gain on investments	(1.00)		(1.62)	(1.16)	(.03)	—
Total Distributions	(1.00)		(1.62)	(1.16)	(.03)	—
Net asset value, end of period	22.48		19.62	18.66	19.63	15.24
Total Return (%)[d]	20.52	[e]	15.04	.62	29.05	21.92	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33	[f]	1.40	1.29	1.34	2.94	[f]
Ratio of net expenses
to average net assets	1.32	[f]	1.36	1.27	1.32	1.40	[f]
Ratio of net investment income
(loss) to average net assets	.54	[f]	.12	(.18)	(.27)	(.02)[f]
Portfolio Turnover Rate	38.64	[e]	74.74	67.49	56.03	48.43	[e]
Net Assets, end of period ($ x 1,000)	1,259		889	1,071	7,308	6,289

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

Six Months Ended
	May 31, 2013		Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	19.00		18.25	19.34	15.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.01)		(.12)	(.18)	(.18)	(.10)
Net realized and unrealized
gain (loss) on investments	3.66		2.49	.25	4.42	2.73
Total from Investment Operations	3.65		2.37	.07	4.24	2.63
Distributions:
Dividends from net realized
gain on investments	(1.00)		(1.62)	(1.16)	(.03)	—
Net asset value, end of period	21.65		19.00	18.25	19.34	15.13
Total Return (%)[c]	20.06	[d]	14.16	(.03)	28.07	21.04	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.10	[e]	2.15	2.03	2.10	3.70	[e]
Ratio of net expenses
to average net assets	2.08	[e]	2.12	2.02	2.08	2.15	[e]
Ratio of net investment (loss)
to average net assets	(.11)[e]		(.64)	(.92)	(1.02)	(.77)[e]
Portfolio Turnover Rate	38.64	[d]	74.74	67.49	56.03	48.43	[d]
Net Assets, end of period ($ x 1,000)	157		165	164	916	617

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	19.84		18.83	19.72	15.28	12.50
Investment Operations:
Investment income—net[b]	.09		.10	.04	.00 [c]	.03
Net realized and unrealized
gain (loss) on investments	3.84		2.57	.23	4.47	2.75
Total from Investment Operations	3.93		2.67	.27	4.47	2.78
Distributions:
Dividends from
investment income—net	(.08)		(.04)	—	(.00)[c]	—
Dividends from net realized
gain on investments	(1.00)		(1.62)	(1.16)	(.03)	—
Total Distributions	(1.08)		(1.66)	(1.16)	(.03)	—
Net asset value, end of period	22.69		19.84	18.83	19.72	15.28
Total Return (%)	20.73	[d]	15.45	1.04	29.32	22.24	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[e]	.99	.99	1.07	1.91	[e]
Ratio of net expenses
to average net assets	.96	[e]	.99	.99	1.06	1.15	[e]
Ratio of net investment income
to average net assets	.89	[e]	.52	.20	.02	.26	[e]
Portfolio Turnover Rate	38.64	[d]	74.74	67.49	56.03	48.43	[d]
Net Assets, end of period
($ x 1,000)	576,719		429,732	297,086	243,304	63,379

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small CapValue Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Management LLC (“Neuberger Berman”), Lombardia Capital Partners, LLC (“Lombardia”), Iridian Asset Management LLC (“Iridian”),VulcanValue Partners, LLC (“Vulcan”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 29, 2013, the Company’s Board of Directors (the “Board”) authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees. The Board approved an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million ClassY shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	542,724,694	—	—	542,724,694
Equity Securities—
Foreign
Common
Stocks†	10,693,481	—	—	10,693,481
Exchange
Traded Funds	1,129,590	—	—	1,129,590
Mutual Funds	51,928,680	—	—	51,928,680

† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2013, The Bank of NewYork Mellon earned $96,666 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012($)	Purchases ($)	Sales($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	43,410,240	107,862,507	99,344,067	51,928,680	9.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: ordinary income $7,650,223 and long-term capital gains $18,367,914.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from December 1, 2012 through April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.15% of the value of the fund’s average daily net assets. Thereafter, Dreyfus has contractually agreed from April 2, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (exclusive of certain expenses as described above) exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $100 during the period ended May 31, 2013.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Lombardia, Iridian,Vulcan and Kayne, Dreyfus pays each sub-investment adviser separate monthly fees at an annual percentage of the value of the fund’s average daily net assets managed by such sub-investment adviser.

During the period ended May 31, 2013, the Distributor retained $766 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $540 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $1,278 and $180, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $1,253 for transfer agency services and $43 for cash management services. Cash management fees were partially offset by earnings credits of $7.These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $44,271 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $26 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $431,881, Distribution Plan fees $101, Shareholder Services Plan fees $286, custodian fees $22,883, Chief Compliance Officer fees $3,830 and transfer agency fees $573, which are offset against an expense reimbursement currently in effect in the amount of $24.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $235,896,834 and $186,399,842, respectively.

At May 31, 2013, accumulated net unrealized appreciation on investments was $102,009,715, consisting of $111,992,927 gross unrealized appreciation and $9,983,212 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Investors appear to have adopted a more optimistic outlook, as several major stock market indices reached new record highs by the reporting period’s end.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 13.80%, Class C shares returned 13.29%, and Class I shares returned 14.03%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 15.92% return over the same period.2

Despite occasional bouts of market volatility, stocks generally rallied over the reporting period when investors responded positively to improved economic trends. The fund produced lower returns than its benchmark, mainly due to its conservative investment posture in a rising market.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position, and outlook.

Recovering Economy Fueled Market Gains

The reporting period began in the midst of a strong stock market rally after various global macroeconomic concerns failed to materialize. Instead, investor sentiment responded positively to improved U.S. employment and housing market trends, a new quantitative easing program from the European Central Bank, and expectations that new economic policies in China would boost global growth. Investors also were

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

encouraged by the launch of a new, open-ended round of quantitative easing by the Federal Reserve Board (the “Fed”) and the implementation of an aggressively accommodative monetary policy by a new government in Japan.

Investor optimism faltered briefly toward year-end 2012 due to uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate investors’ worries. Continued corporate earnings strength and encouraging economic data lent further support to stock prices over the first five months of 2013 as the U.S. unemployment rate continued to decline and housing prices rebounded. Some financial markets encountered heightened volatility in May when remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its quantitative easing program sooner than many had expected, but equity investors remained optimistic about the future as evidenced by new record highs established by several stock market indices.

Conservative Positioning Weighed on Fund Performance

The fund’s conservative approach typically fares better than market averages when markets fall, but generally lags during rallies.The reporting period was no exception, as the fund did not fully participate in gains posted by more speculative stocks. In addition, relative performance suffered due to the fund’s lack of holdings in the financials sector, which we have long regarded as an unattractive industry group where risks outweigh potential rewards.

Among individual holdings, laggards during the reporting period included oil & gas production materials supplier CARBO Ceramics, which was hurt by a slowdown in production trends and competition from Chinese rivals. Discount retailer Family Dollar Stores posted lower-than-expected earnings due to constrained spending by its customers. Logistics company C.H. Robinson Worldwide proved unable to pass through higher costs to its customers. Health care equipment maker Varian Medical Systems saw weaker demand from hospitals due to uncertainty surrounding implementation of the Affordable Care Act.Telecommunications systems developer QUALCOMM lost a degree of value despite strong underlying fundamentals when investors favored more speculative industry groups.

4

The fund achieved better results with biotechnology firm Celgene, which raised earnings guidance after several new products moved closer to regulatory approval. Online media giant Google, Cl. A benefited from strong sales of its smartphone operating system and lower costs related to online advertising. In the information technology sector, U.S. software giant Microsoft reported better-than-expected quarterly sales and earnings, and equipment maker Cisco Systems achieved higher profit margins across its various business segments.Aircraft manufacturer Boeing also advanced more strongly than market averages.

A new position was purchased during the reporting period in industrial parts distributor W.W. Grainger, where recent strategic initiatives appear to be gaining traction.

Finding Opportunities Among Individual Companies

While Walter Scott has been somewhat encouraged by recent domestic and global economic news, we remain concerned that the market’s gains over the reporting period were not fully supported by underlying business fundamentals. Consequently, we have retained a generally cautious investment posture and an emphasis on individual companies that, in our analysis, are poised for growth on their own merits, independent of economic conditions.

June 17, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International USA (MSCI USA) Index is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the
United States. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.13	$10.90	$4.27
Ending value (after expenses)	$1,138.00	$1,132.90	$1,140.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.79	$10.30	$4.03
Ending value (after expenses)	$1,019.20	$1,014.71	$1,020.94

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 2.05% for Class C and .80%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Common Stocks—96.8%	Shares		Value ($)
Capital Goods—17.6%
Boeing	152,900		15,140,158
Donaldson	371,400		13,931,214
Emerson Electric	242,700		13,945,542
Fastenal	244,100		12,737,138
Flowserve	93,200		15,669,716
MSC Industrial Direct, Cl. A	155,500		12,855,185
Precision Castparts	67,860		14,516,611
Rockwell Collins	203,800		13,196,050
W.W. Grainger	27,100		6,976,624
			118,968,238
Consumer Durables & Apparel—3.8%
Coach	191,000		11,127,660
NIKE, Cl. B	235,700		14,533,262
			25,660,922
Consumer Services—5.1%
McDonald’s	128,900		12,447,873
Panera Bread, Cl. A	36,200	[a]	6,944,246
Starbucks	239,900		15,130,493
			34,522,612
Energy—9.4%
Apache	145,000		11,908,850
CARBO Ceramics	161,700	[b]	10,656,030
EOG Resources	101,460		13,098,486
Occidental Petroleum	140,900		12,972,663
Schlumberger	197,750		14,441,682
			63,077,711
Food & Staples Retailing—2.1%
Wal-Mart Stores	188,900		14,137,276
Food, Beverage & Tobacco—1.8%
Coca-Cola	312,000		12,476,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment &
Services—9.7%
C.R. Bard	105,450		10,870,840
Meridian Bioscience	566,900	[b]	12,250,709
ResMed	356,800	[b]	17,126,400
Stryker	200,700		13,324,473
Varian Medical Systems	174,400	[a]	11,686,544
			65,258,966
Household & Personal Products—2.1%
Colgate-Palmolive	247,200		14,298,048
Materials—5.9%
Monsanto	139,100		13,999,024
Praxair	107,600		12,301,908
Sigma-Aldrich	160,100		13,393,966
			39,694,898
Pharmaceuticals, Biotech &
Life Sciences—4.0%
Celgene	109,800	[a]	13,576,770
Johnson & Johnson	160,500		13,510,890
			27,087,660
Retailing—8.0%
Family Dollar Stores	210,400		12,865,960
The TJX Companies	315,300		15,957,333
Tractor Supply	122,500		13,717,550
Urban Outfitters	274,200	[a]	11,497,206
			54,038,049
Semiconductors & Semiconductor
Equipment—2.0%
Intel	555,000		13,475,400

8

Common Stocks (continued)	Shares		Value ($)
Software & Services—15.0%
Adobe Systems	291,300	[a]	12,499,683
Automatic Data Processing	222,200		15,269,584
Google, Cl. A	16,960	[a]	14,762,154
MasterCard, Cl. A	28,370		16,177,993
Microsoft	433,100		15,106,528
Oracle	405,300		13,682,928
Paychex	372,000	[b]	13,849,560
			101,348,430
Technology Hardware &
Equipment—6.2%
Amphenol, Cl. A	172,800		13,461,120
Cisco Systems	592,700		14,272,216
QUALCOMM	218,500		13,870,380
			41,603,716
Transportation—4.1%
C.H. Robinson Worldwide	241,900		13,713,311
Expeditors International
of Washington	354,000		13,816,620
			27,529,931
Total Common Stocks
(cost $512,304,241)			653,178,737

Other Investment—4.2%
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,999,000)	27,999,000	[c]	27,999,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $29,644,207)	29,644,207 [c]	29,644,207
Total Investments (cost $569,947,448)	105.4%	710,821,944
Liabilities, Less Cash and Receivables	(5.4%)	(36,441,578)
Net Assets	100.0%	674,380,366

a Non-income producing security.
b Security, or portion thereof, on loan.At May 31, 2013, the value of the fund’s securities on loan was $27,949,757 and the value of the collateral held by the fund was $29,644,207.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	17.6	Pharmaceuticals,
Software & Services	15.0	Biotech & Life Sciences	4.0
Health Care Equipment & Services	9.7	Consumer Durables & Apparel	3.8
Energy	9.4	Food & Staples Retailing	2.1
Money Market Investments	8.6	Household & Personal Products	2.1
Retailing	8.0	Semiconductors &
Technology Hardware & Equipment	6.2	Semiconductor Equipment	2.0
Materials	5.9	Food, Beverage & Tobacco	1.8
Consumer Services	5.1
Transportation	4.1		105.4

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $27,949,757)—Note 1(b):
Unaffiliated issuers	512,304,241	653,178,737
Affiliated issuers	57,643,207	57,643,207
Cash		470,462
Dividends and securities lending income receivable		1,116,279
Receivable for shares of Common Stock subscribed		655,490
Prepaid expenses		38,235
		713,102,410
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		445,167
Liability for securities on loan—Note 1(b)		29,644,207
Payable for investment securities purchased		7,841,069
Payable for shares of Common Stock redeemed		729,222
Accrued expenses		62,379
		38,722,044
Net Assets ($)		674,380,366
Composition of Net Assets ($):
Paid-in capital		530,527,983
Accumulated undistributed investment income—net		1,676,615
Accumulated net realized gain (loss) on investments		1,301,272
Accumulated net unrealized appreciation
(depreciation) on investments		140,874,496
Net Assets ($)		674,380,366

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,556,553	324,530	672,499,283
Shares Outstanding	89,169	19,138	38,408,591
Net Asset Value Per Share ($)	17.46	16.96	17.51

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,848,686
Affiliated issuers	8,627
Income from securities lending—Note 1(b)	81,027
Total Income	4,938,340
Expenses:
Management fee—Note 3(a)	2,262,910
Professional fees	32,913
Registration fees	31,709
Directors’ fees and expenses—Note 3(d)	27,517
Custodian fees—Note 3(c)	22,152
Shareholder servicing costs—Note 3(c)	5,460
Prospectus and shareholders’ reports	3,930
Loan commitment fees—Note 2	2,154
Distribution fees—Note 3(b)	1,172
Miscellaneous	14,005
Total Expenses	2,403,922
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	2,403,909
Investment Income—Net	2,534,431
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,705,839
Net unrealized appreciation (depreciation) on investments	70,508,436
Net Realized and Unrealized Gain (Loss) on Investments	75,214,275
Net Increase in Net Assets Resulting from Operations	77,748,706

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	2,534,431	4,547,140
Net realized gain (loss) on investments	4,705,839	(733,670)
Net unrealized appreciation
(depreciation) on investments	70,508,436	36,376,747
Net Increase (Decrease) in Net Assets
Resulting from Operations	77,748,706	40,190,217
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(11,577)	—
Class I Shares	(5,289,594)	(1,914,449)
Total Dividends	(5,301,171)	(1,914,449)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	394,853	1,520,589
Class C Shares	46,816	119,955
Class I Shares	114,699,672	200,047,673
Dividends reinvested:
Class A Shares	10,342	—
Class I Shares	1,722,258	606,842
Cost of shares redeemed:
Class A Shares	(864,759)	(782,606)
Class C Shares	(38,813)	(75,248)
Class I Shares	(51,143,854)	(80,298,753)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	64,826,515	121,138,452
Total Increase (Decrease) in Net Assets	137,274,050	159,414,220
Net Assets ($):
Beginning of Period	537,106,316	377,692,096
End of Period	674,380,366	537,106,316
Undistributed investment income—net	1,676,615	4,443,355

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Capital Share Transactions:
Class A
Shares sold	24,140	101,027
Shares issued for dividends reinvested	675	—
Shares redeemed	(52,811)	(53,436)
Net Increase (Decrease) in Shares Outstanding	(27,996)	47,591
Class C
Shares sold	2,909	8,430
Shares redeemed	(2,314)	(5,290)
Net Increase (Decrease) in Shares Outstanding	595	3,140
Class I
Shares sold	6,931,014	13,460,380
Shares issued for dividends reinvested	112,273	42,645
Shares redeemed	(3,126,416)	(5,385,690)
Net Increase (Decrease) in Shares Outstanding	3,916,871	8,117,335

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.45		14.20	12.83	11.68	9.14	12.50
Investment Operations:
Investment income—net[b]	.04		.08	.04	.01	.04	.02
Net realized and unrealized
gain (loss) on investments	2.08		1.17	1.39	1.16	2.53	(3.38)
Total from
Investment Operations	2.12		1.25	1.43	1.17	2.57	(3.36)
Distributions:
Dividends from
investment income—net	(.11)		—	—	(.02)	(.03)	—
Dividends from net realized
gain on investments	—		—	(.06)	—	—	—
Total Distributions	(.11)		—	(.06)	(.02)	(.03)	—
Net asset value, end of period	17.46		15.45	14.20	12.83	11.68	9.14
Total Return (%)[c]	13.80	[d]	8.80	11.17	10.01	28.19	(26.88)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[e]	1.22	1.15	1.76	4.65	5.54	[e]
Ratio of net expenses
to average net assets	1.15	[e]	1.22	1.15	1.40	1.40	1.40	[e]
Ratio of net investment income
to average net assets	.53	[e]	.57	.29	.04	.42	.33	[e]
Portfolio Turnover Rate	1.73	[d]	5.73	10.61	13.62	31.79	7.98	[d]
Net Assets, end of period
($ x 1,000)	1,557		1,810	988	2,424	3,884	2,618

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	14.97		13.88	12.65	11.58	9.11	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)		(.05)	(.06)	(.09)	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	2.02		1.14	1.35	1.16	2.50	(3.37)
Total from
Investment Operations	1.99		1.09	1.29	1.07	2.47	(3.39)
Distributions:
Dividends from net realized
gain on investments	—		—	(.06)	—	—	—
Net asset value, end of period	16.96		14.97	13.88	12.65	11.58	9.11
Total Return (%)[c]	13.29	[d]	7.85	10.22	9.24	27.11	(27.12)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05	[e]	2.08	1.94	2.52	5.83	6.30 [e]
Ratio of net expenses
to average net assets	2.05	[e]	2.08	1.94	2.15	2.15	2.14 [e]
Ratio of net investment (loss)
to average net assets	(.42)[e]		(.33)	(.47)	(.71)	(.27)	(.41)[e]
Portfolio Turnover Rate	1.73	[d]	5.73	10.61	13.62	31.79	7.98 [d]
Net Assets, end of period
($ x 1,000)	325		278	214	312	497	374

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.51		14.27	12.88	11.70	9.16	12.50
Investment Operations:
Investment income—net[b]	.07		.14	.09	.07	.05	.03
Net realized and unrealized
gain (loss) on investments	2.08		1.17	1.38	1.15	2.54	(3.37)
Total from
Investment Operations	2.15		1.31	1.47	1.22	2.59	(3.34)
Distributions:
Dividends from
investment income—net	(.15)		(.07)	(.02)	(.04)	(.05)	—
Dividends from net realized
gain on investments	—		—	(.06)	—	—	—
Total Distributions	(.15)		(.07)	(.08)	(.04)	(.05)	—
Net asset value, end of period	17.51		15.51	14.27	12.88	11.70	9.16
Total Return (%)	14.03	[c]	9.23	11.46	10.47	28.36	(26.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[d]	.80	.82	.94	3.77	5.25	[d]
Ratio of net expenses
to average net assets	.80	[d]	.80	.82	.94	1.15	1.14	[d]
Ratio of net investment income
to average net assets	.84	[d]	.95	.67	.56	.54	.59	[d]
Portfolio Turnover Rate	1.73	[c]	5.73	10.61	13.62	31.79	7.98	[c]
Net Assets, end of period
($ x 1,000)	672,499		535,019	376,490	144,771	1,870	366

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage

18

account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 29, 2013, the Company’s Board of Directors (the “Board”) authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees. The Board approved an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million ClassY shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing invest-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	653,178,737	—	—	653,178,737
Mutual Funds	57,643,207	—	—	57,643,207

† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

22

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2013, The Bank of NewYork Mellon earned $34,726 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	18,726,000	74,326,000	65,053,000	27,999,000	4.2
Dreyfus
Institutional
Cash
Advantage
Fund	4,361,023	140,868,200	115,585,016	29,644,207	4.4
Total	23,087,023	215,194,200	180,638,016	57,643,207	8.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,790,028 available for federal income tax purposes to be applied against future net real-

24

ized capital gains, if any, realized subsequent to November 30, 2012. If not applied, the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: ordinary income $1,914,449. The tax character of current year distributions will be determined at the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed from, December 1, 2012 through April 1, 2013, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.15% of the value of the fund’s average daily net assets. Thereafter, Dreyfus has contractually agreed, from April 2, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

none of the classes (excluding certain expenses as described above) exceed .90% of the value of the fund’s average daily net assets. During the period ended May 31, 2013, there were no reduction in expenses pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

During the period ended May 31, 2013, the Distributor retained $682 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $1,172, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $2,079 and $391, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $2,543 for transfer agency services and $75 for cash management services. Cash management fees were partially offset by earnings credits of $13.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $22,152 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $46 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $428,764, Distribution Plan fees $214, Shareholder Services Plan fees $414, custodian fees $11,100, Chief Compliance Officer fees $3,830 and transfer agency fees $845.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $65,742,324 and $10,100,292, respectively.

At May 31, 2013, accumulated net unrealized appreciation on investments was $140,874,496, consisting of $149,685,561 gross unrealized appreciation and $8,811,065 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although a sustained global economic recovery generally gained traction over the second half of 2012, we more recently have seen reports of slower growth in some parts of the world as evidenced by declining commodity prices.The recent slowdown is due to a combination of factors, including the final months of recession in Europe, more restrictive U.S. fiscal policies stemming from sequestration, and some rebalancing in China. Consequently, global equity markets advanced strongly early in the reporting period when economic conditions seemed poised for improvement, but subsequent gains were more subdued, on average.

We believe the current subcycle of slower growth is likely to be temporary. We anticipate a mild acceleration of global economic growth near the end of 2013 and throughout 2014, fueled by aggressively stimulative monetary policies from central banks throughout the world. Some economists have expressed concern that low interest rates and quantitative easing programs may spark an acceleration of consumer price inflation, but we believe these fears are premature. In fact, the relatively sluggish pace of the recovery implies that inflation risks are limited, making it unlikely that central banks will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Global Stock Fund’s Class A shares produced a total return of 9.36%, Class C shares returned 8.97%, and Class I shares returned 9.49%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World Index (the “MSCI World Index”), achieved a 13.26% return over the same period.2

Despite bouts of heightened volatility, global equities generally advanced when economic trends began to show some signs of improvement, particularly in developed markets. The fund produced lower returns than its benchmark, mainly due to its relatively conservative investment posture.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high-quality companies capable of sustainable growth and wealth creation over a long time horizon.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Developed Markets Outpaced Emerging Markets

Sustained stock market rallies began throughout the world in the weeks prior to the reporting period when various global macroeconomic concerns failed to materialize. Instead, investors were encouraged by a new quantitative easing program from the European Central Bank that appeared to forestall a more severe banking crisis in the region, expectations that new government leadership in China might adopt policies more conducive to stronger regional growth, and actions by a new Japanese govern-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ment that sought to address longstanding economic stagnation and deflationary pressures. In addition, investors responded positively to gradually improving U.S. employment and housing market trends, which were sparked in part by the Federal Reserve Board’s aggressively accommodative monetary policy.

However, investors’ optimism at the time may have been overblown, as the global economy expanded at a relatively sluggish rate during the reporting period amid an ongoing financial crisis and fiscal austerity in Europe and slackening demand from the emerging markets for energy and construction materials.

These developments helped produce widely disparate returns across individual stock markets, as strength in developed markets was balanced by relative weakness in many emerging markets. More specifically, Japan, the United States, and, to a lesser degree, Europe led global markets higher, while China, India, and Brazil either barely advanced or lost a modest amount of value.

Conservative Positioning Weighed on Fund Performance

The fund’s conservative approach typically fares better than market averages when markets fall, but generally lags during rallies.The reporting period was no exception, the fund did not fully participate in gains posted by more speculative stocks.

For example, the fund’s holdings in Japan focused mainly on large, multinational exporters at a time when smaller, domestically focused companies rallied from depressed levels. For example, Japanese robotics maker FANUC and air conditioning systems specialist Daikin Industries were hurt by lackluster demand in Asian emerging markets. In China, a sluggish economy undermined energy producer China Shenhua Energy, Cl. H as coal prices declined, and offshore oil& gas and exploration& production company CNOOC struggled with rising costs and narrower profit margins. In other regions, WM Morrison Supermarkets in the United Kingdom failed to benefit from recent store format changes, leading to its elimination from the fund. From an industry group perspective, substantially underweighted exposure to the financials sector weighed on relative performance.

The fund achieved better results in the information technology sector, where U.S. software giant Microsoft reported better-than-expected quarterly sales and earnings, and equipment maker Cisco Systems achieved higher profit margins across its various

4

business segments. Among consumer discretionary companies, U.S. sports apparel company, NIKE, Cl. B offset weakness in Asian markets with robust sales in North America, and Japanese auto parts seller Denso achieved higher profit margins in a consolidating industry. Gains in Japanese real estate developer Mitsubishi Estate were driven by falling vacancies and rising rents in a recovering domestic economy.

Two new positions were purchased during the reporting period in two health care companies. Roche Holding has built a leading franchise in oncology pharmaceuticals, and medical devices producer Stryker Corporation has exhibited strong growth trends.

Finding Opportunities Among Individual Companies

While Walter Scott has been somewhat encouraged by recent economic news, we remain concerned that the market’s gains over the reporting period were not fully supported by underlying business fundamentals. Consequently, we have retained a generally cautious investment posture and an emphasis on individual companies that, in our analysis, are poised for growth on their own merits, independent of economic conditions.

June 17, 2013

Please note, the position in any security highlighted with italicized typeface as sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.42	$10.47	$4.75
Ending value (after expenses)	$1,093.60	$1,089.70	$1,094.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.19	$10.10	$4.58
Ending value (after expenses)	$1,018.80	$1,014.91	$1,020.39

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.01% for Class C and .91%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Common Stocks—97.0%	Shares	Value ($)
Australia—3.4%
CSL	385,300	21,842,432
Woodside Petroleum	663,900	22,624,250
		44,466,682
Brazil—1.5%
Petroleo Brasileiro, ADR	1,044,300	19,465,752
Canada—1.4%
Suncor Energy	611,200	18,540,863
China—2.4%
China Shenhua Energy, Cl. H	3,182,000	10,250,273
CNOOC	11,577,000	20,356,298
		30,606,571
Denmark—1.9%
Novo Nordisk, Cl. B	153,000	24,562,688
France—3.9%
Essilor International	226,200	24,651,643
L’Oreal	154,000	25,816,426
		50,468,069
Hong Kong—4.4%
China Mobile	2,124,500	22,207,615
CLP Holdings	1,301,000	10,963,329
Hong Kong & China Gas	8,287,668	23,402,741
		56,573,685
Japan—13.1%
Canon	584,800	20,128,376
Chugai Pharmaceutical	371,100	7,439,663
Denso	614,100	25,487,157
FANUC	148,000	21,871,662
Honda Motor	619,300	22,903,994
Keyence	33,557	10,283,592
Komatsu	1,094,000	27,599,855
Mitsubishi Estate	382,000	9,380,088
Shin-Etsu Chemical	368,600	23,180,151
		168,274,538
Singapore—2.0%
DBS Group Holdings	1,888,074	25,553,486

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Spain—1.6%
Inditex	171,300		21,231,848
Sweden—1.7%
Hennes & Mauritz, Cl. B	643,300		21,982,912
Switzerland—7.2%
Nestle	332,000		21,907,642
Novartis	150,700		10,798,519
Roche Holding	94,100		23,284,133
SGS	5,000		11,182,723
Syngenta	67,000		26,291,096
			93,464,113
Taiwan—2.0%
Taiwan Semiconductor Manufacturing, ADR	1,346,800		25,131,288
United Kingdom—9.2%
BG Group	1,309,000		23,823,793
HSBC Holdings	2,072,000		22,696,787
Reckitt Benckiser Group	344,000		24,542,802
Standard Chartered	1,105,000		25,409,868
Tesco	4,120,300		22,738,163
			119,211,413
United States—41.3%
Adobe Systems	574,500	[a]	24,651,795
Amphenol, Cl. A	165,400		12,884,660
Automatic Data Processing	377,400		25,934,928
C.R. Bard	79,700		8,216,273
Cisco Systems	1,110,700		26,745,656
Colgate-Palmolive	434,400		25,125,696
EOG Resources	182,400		23,547,840
Fastenal	210,000		10,957,800
Google, Cl. A	31,200	[a]	27,156,792
Intel	1,110,700		26,967,796
Johnson & Johnson	275,500		23,191,590
MasterCard, Cl. A	45,600		26,003,400
Microsoft	801,800		27,966,784
NIKE, Cl. B	446,400		27,525,024
Oracle	771,000		26,028,960
Praxair	205,700		23,517,681

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Precision Castparts	139,500	29,841,840
QUALCOMM	352,100	22,351,308
Schlumberger	337,600	24,654,928
Sigma-Aldrich	166,400	13,921,024
Stryker	393,900	26,151,021
The TJX Companies	481,900	24,388,959
Wal-Mart Stores	327,200	24,487,648
		532,219,403
Total Common Stocks
(cost $1,038,719,024)		1,251,753,311

Other Investment—2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $30,406,000)	30,406,000 [b]	30,406,000
Total Investments (cost $1,069,125,024)	99.4%	1,282,159,311
Cash and Receivables (Net)	.6%	7,125,413
Net Assets	100.0%	1,289,284,724

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	23.4	Materials	6.7
Health Care	13.2	Financial	6.4
Energy	12.7	Utilities	2.7
Consumer Staples	11.2	Money Market Investment	2.4
Consumer Discretionary	11.1	Telecommunication Services	1.7
Industrial	7.9		99.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,038,719,024	1,251,753,311
Affiliated issuers	30,406,000	30,406,000
Cash		3,128,746
Cash denominated in foreign currencies	545,498	541,841
Dividends receivable		5,879,353
Receivable for investment securities sold		2,717,351
Receivable for shares of Common Stock subscribed		184,474
Prepaid expenses		61,245
		1,294,672,321
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,038,238
Payable for investment securities purchased		3,802,825
Payable for shares of Common Stock redeemed		412,290
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		10,166
Accrued expenses		124,078
		5,387,597
Net Assets ($)		1,289,284,724
Composition of Net Assets ($):
Paid-in capital		1,073,502,534
Accumulated undistributed investment income—net		8,520,318
Accumulated net realized gain (loss) on investments		(5,653,919)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		212,915,791
Net Assets ($)		1,289,284,724

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	72,035,523	18,817,879	1,198,431,322
Shares Outstanding	4,407,613	1,173,938	72,404,117
Net Asset Value Per Share ($)	16.34	16.03	16.55

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $996,661 foreign taxes withheld at source):
Unaffiliated issuers	14,331,282
Affiliated issuers	20,331
Total Income	14,351,613
Expenses:
Management fee—Note 3(a)	4,708,207
Shareholder servicing costs—Note 3(c)	195,391
Custodian fees—Note 3(c)	98,239
Registration fees	91,311
Distribution fees—Note 3(b)	65,712
Professional fees	44,985
Directors’ fees and expenses—Note 3(d)	22,085
Loan commitment fees—Note 2	3,638
Prospectus and shareholders’ reports	2,529
Miscellaneous	27,216
Total Expenses	5,259,313
Less—reduction in fees due to earnings credits—Note 3(c)	(58)
Net Expenses	5,259,255
Investment Income—Net	9,092,358
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(207,932)
Net realized gain (loss) on forward foreign currency exchange contracts	(501,656)
Net Realized Gain (Loss)	(709,588)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	81,072,967
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(10,166)
Net Unrealized Appreciation (Depreciation)	81,062,801
Net Realized and Unrealized Gain (Loss) on Investments	80,353,213
Net Increase in Net Assets Resulting from Operations	89,445,571

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	9,092,358	6,765,358
Net realized gain (loss) on investments	(709,588)	(1,806,095)
Net unrealized appreciation
(depreciation) on investments	81,062,801	73,510,804
Net Increase (Decrease) in Net Assets
Resulting from Operations	89,445,571	78,470,067
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(320,140)	(361,165)
Class C Shares	—	(5,282)
Class I Shares	(6,883,220)	(5,003,982)
Net realized gain on investments:
Class A Shares	—	(446,761)
Class C Shares	—	(130,675)
Class I Shares	—	(4,313,537)
Total Dividends	(7,203,360)	(10,261,402)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	18,990,895	25,765,348
Class C Shares	3,033,447	3,753,627
Class I Shares	513,652,237	281,322,507
Dividends reinvested:
Class A Shares	309,658	778,549
Class C Shares	—	91,613
Class I Shares	4,696,245	4,912,548
Cost of shares redeemed:
Class A Shares	(14,374,947)	(19,549,231)
Class C Shares	(1,541,504)	(3,380,751)
Class I Shares	(63,475,010)	(151,541,785)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	461,291,021	142,152,425
Total Increase (Decrease) in Net Assets	543,533,232	210,361,090
Net Assets ($):
Beginning of Period	745,751,492	535,390,402
End of Period	1,289,284,724	745,751,492
Undistributed investment income—net	8,520,318	6,631,320

12

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Capital Share Transactions:
Class Aa
Shares sold	1,184,507	1,825,152
Shares issued for dividends reinvested	20,095	59,567
Shares redeemed	(910,893)	(1,387,430)
Net Increase (Decrease) in Shares Outstanding	293,709	497,289
Class Ca
Shares sold	192,446	270,088
Shares issued for dividends reinvested	—	7,107
Shares redeemed	(97,917)	(245,232)
Net Increase (Decrease) in Shares Outstanding	94,529	31,963
Class I
Shares sold	32,203,847	19,533,004
Shares issued for dividends reinvested	301,235	371,881
Shares redeemed	(3,950,618)	(10,561,836)
Net Increase (Decrease) in Shares Outstanding	28,554,464	9,343,049

a During the period ended May 31, 2013, 10,068 Class C shares representing $168,940 were exchanged for 9,874
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.02		13.51	12.99	12.23	8.91	13.73
Investment Operations:
Investment income—net[a]	.10		.11	.11	.07	.06	.05
Net realized and unrealized
gain (loss) on investments	1.30		1.62	.52	.75	3.28	(4.70)
Total from Investment Operations	1.40		1.73	.63	.82	3.34	(4.65)
Distributions:
Dividends from
investment income—net	(.08)		(.10)	(.07)	(.06)	(.02)	(.08)
Dividends from net realized
gain on investments	—		(.12)	(.04)	—	—	(.09)
Total Distributions	(.08)		(.22)	(.11)	(.06)	(.02)	(.17)
Net asset value, end of period	16.34		15.02	13.51	12.99	12.23	8.91
Total Return (%)[b]	9.36	[c]	13.08	4.86	6.70	37.57	(34.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23	[d]	1.28	1.27	1.32	1.38	1.59
Ratio of net expenses
to average net assets	1.23	[d]	1.28	1.27	1.32	1.38	1.47
Ratio of net investment income
to average net assets	1.24	[d]	.80	.80	.56	.53	.44
Portfolio Turnover Rate	1.65	[c]	6.05	8.54	7.50	12.75	15.54
Net Assets, end of period
($ x 1,000)	72,036		61,806	48,872	37,152	8,212	3,329

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2013				Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.71		13.24	12.78	12.07	8.83	13.64
Investment Operations:
Investment income (loss)—net[a]	.04		.01	.01	(.02)	(.01)	(.04)
Net realized and unrealized
gain (loss) on investments	1.28		1.59	.50	.73	3.25	(4.68)
Total from Investment Operations	1.32		1.60	.51	.71	3.24	(4.72)
Distributions:
Dividends from
investment income—net	—		(.01)	(.01)	(.00)[b]	—	—
Dividends from net realized
gain on investments	—		(.12)	(.04)	—	—	(.09)
Total Distributions	—		(.13)	(.05)	(.00)[b]	—	(.09)
Net asset value, end of period	16.03		14.71	13.24	12.78	12.07	8.83
Total Return (%)[c]	8.97	[d]	12.21	4.01	5.90	36.69	(34.82)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.01	[e]	2.05	2.03	2.09	2.12	2.36
Ratio of net expenses
to average net assets	2.01	[e]	2.05	2.03	2.09	2.09	2.22
Ratio of net investment income
(loss) to average net assets	.48	[e]	.05	.05	(.17)	(.11)	(.29)
Portfolio Turnover Rate	1.65	[d]	6.05	8.54	7.50	12.75	15.54
Net Assets, end of period
($ x 1,000)	18,818		15,883	13,872	10,243	1,873	695

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.24		13.70	13.15	12.36	8.99	13.76
Investment Operations:
Investment income—net[a]	.14		.16	.16	.12	.11	.10
Net realized and unrealized
gain (loss) on investments	1.30		1.64	.53	.76	3.31	(4.76)
Total from Investment Operations 1.44			1.80	.69	.88	3.42	(4.66)
Distributions:
Dividends from
investment income—net	(.13)		(.14)	(.10)	(.09)	(.05)	(.02)
Dividends from net realized
gain on investments	—		(.12)	(.04)	—	—	(.09)
Total Distributions	(.13)		(.26)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	16.55		15.24	13.70	13.15	12.36	8.99
Total Return (%)	9.49	[b]	13.49	5.23	7.12	38.22	(34.12)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.93	.93	.96	.99	1.17
Ratio of net expenses
to average net assets	.91	[c]	.93	.93	.96	.99	1.15
Ratio of net investment income
to average net assets	1.69	[c]	1.14	1.13	.94	1.05	.83
Portfolio Turnover Rate	1.65	[b]	6.05	8.54	7.50	12.75	15.54
Net Assets, end of period
($ x 1,000)	1,198,431		668,063	472,646	364,688	263,694	72,656

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 29, 2013, the Company’s Board of Directors (the “Board”) authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.The Board approved an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million Class Y shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

20

issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	532,219,403	—		—	532,219,403
Equity Securities—
Foreign
Common Stocks†	44,597,040	674,936,868	††	—	719,533,908
Mutual Funds	30,406,000	—		—	30,406,000
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(10,166)		—	(10,166)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized (depreciation) at period end.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2012, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012 ($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	15,460,000	434,446,000	419,500,000	30,406,000	2.4

22

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $4,741,012 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. The fund has $239,900 of post-enactment short-term capital losses and $4,501,112 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: ordinary income $7,714,574 and long-term capital gains $2,546,828.The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2013, the Distributor retained $4,574 from commissions earned on sales of the fund’s Class A shares and $368 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $65,712, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The ser-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $82,430 and $21,904, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $7,992 for transfer agency services and $342 for cash management services. Cash management fees were partially offset by earnings credits of $57.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $98,239 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $198 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

26

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $956,878, Distribution Plan fees $12,246, Shareholder Services Plan fees $19,586, custodian fees $42,061, Chief Compliance Officer fees $3,830 and transfer agency fees $3,637.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2013, amounted to $460,884,434 and $17,508,549, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at May 31, 2013:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
6/3/2013[a]	767,081	1,165,810	1,165,511	(299)
Swiss Franc,
Expiring:
6/3/2013[a]	1,657,428	1,736,617	1,733,258	(3,359)
6/4/2013[a]	867,175	909,656	906,849	(2,807)
Sales:		Proceeds ($)
Japanese Yen,
Expiring
6/5/2013[a]	272,971,456	2,713,650	2,717,351	(3,701)
				(10,166)

Counterparty:
a National Australia Bank

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2013:

Average Market Value ($)
Forward contracts	17,908,625

At May 31, 2013, accumulated net unrealized appreciation on investments was $213,034,287, consisting of $225,855,332 gross unrealized appreciation and $12,821,045 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International
Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although a sustained global economic recovery generally gained traction over the second half of 2012, we more recently have seen reports of slower growth in some parts of the world as evidenced by declining commodity prices.The recent slowdown is due to a combination of factors, including the final months of recession in Europe, more restrictive U.S. fiscal policies stemming from sequestration, and some rebal-ancing in China. Consequently, global equity markets advanced strongly early in the reporting period when economic conditions seemed poised for improvement, but subsequent gains were more subdued, on average.

We believe the current subcycle of slower growth is likely to be temporary. We anticipate a mild acceleration of global economic growth near the end of 2013 and throughout 2014, fueled by aggressively stimulative monetary policies from central banks throughout the world. Some economists have expressed concern that low interest rates and quantitative easing programs may spark an acceleration of consumer price inflation, but we believe these fears are premature. In fact, the relatively sluggish pace of the recovery implies that inflation risks are limited, making it unlikely that central banks will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, International Stock Fund’s Class A shares achieved a return of 5.05%, Class C shares returned 4.68%, and Class I shares returned 5.29%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index”), achieved an 11.39% return over the same period.2

Despite bouts of heightened volatility, international equities advanced when economic trends began to show signs of improvement, particularly in developed markets.The fund produced lower returns than its benchmark, mainly due to its conservative investment posture.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high-quality companies capable of sustainable growth and wealth creation over a long time horizon.The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States. When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that could add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Developed Markets Outpaced Emerging Markets

Sustained stock market rallies began throughout the world prior to the reporting period when various global macroeconomic concerns failed to materialize. Instead, investors were encouraged by a new quantitative easing program from the European

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Central Bank, expectations that new government leadership in China might adopt policies more conducive to stronger regional growth, and actions by a new Japanese government that sought to address longstanding economic stagnation and deflation-ary pressures. In addition, international investors responded positively to gradually improving U.S. economic trends.

However, investors’ optimism at the time may have been overblown, as the global economy expanded at a relatively sluggish rate during the reporting period amid an ongoing financial crisis and fiscal austerity in Europe and slackening demand for commodities from the emerging markets.

These developments helped produce widely disparate returns across individual stock markets, as strength in developed markets was balanced by relative weakness in many emerging markets. More specifically, Japan and, to a lesser degree, Europe led international markets higher, while China, India, and Brazil either barely advanced or lost a modest amount of value.

Conservative Positioning Weighed on Fund Performance

The fund’s conservative approach typically fares better than market averages when markets fall, but generally lags during rallies.The reporting period was no exception, the fund did not fully participate in gains posted by more speculative stocks.

For example, the fund’s holdings in Japan focused mainly on large, multinational exporters at a time when smaller, domestically focused companies rallied from depressed levels. In China, a sluggish economy undermined energy producer China Shenhua Energy, Cl. H as coal prices declined, and offshore oil & gas exploration & production company CNOOC struggled with rising costs and narrower profit margins. In other regions, Australian bottler Coca-Cola Amatil reduced guidance due to weakness in the domestic grocery segment. From an industry group perspective, results in the consumer discretionary, energy, and health care sectors proved most disappointing.

The fund achieved better results among individual stocks across a variety of regions and sectors. In Japan, gains in real estate developer Mitsubishi Estate were driven by falling vacancies and rising rents in a recovering domestic economy, and auto

4

parts seller Denso achieved higher profit margins in a consolidating industry. Swiss pharmaceuticals developer Roche Holding benefited from a leading franchise in oncology drugs. French beauty products seller L’Oreal achieved year-over-year sales growth in all of its geographic markets.The German sports apparel company, Adidas, expanded its gross profit margin after raising prices.

Two new positions were purchased during the reporting period. Hong Kong-based shopping mall developer Hang Lung Properties is expected to benefit from expansion into mainland China, and U.K.-based food services provider Compass Group is growing as more corporations outsource non-core activities.

Finding Opportunities Among Individual Companies

While Walter Scott has been somewhat encouraged by recent economic news, we remain concerned that the market’s gains over the reporting period were not fully supported by underlying business fundamentals. Consequently, we have retained a generally cautious investment posture and an emphasis on individual companies that, in our analysis, are poised for growth on their own merits, independent of economic conditions.

June 17, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.65	$10.41	$4.71
Ending value (after expenses)	$1,050.50	$1,046.80	$1,052.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.54	$10.25	$4.63
Ending value (after expenses)	$1,018.45	$1,014.76	$1,020.34

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.04% for Class C and .92%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Common Stocks—94.2%	Shares	Value ($)
Australia—8.7%
Coca-Cola Amatil	4,763,000	58,565,322
Cochlear	356,600	21,948,312
CSL	1,019,000	57,766,516
Woodside Petroleum	1,692,000	57,659,635
Woolworths	1,865,000	58,540,905
		254,480,690
Belgium—1.5%
Colruyt	849,000	43,167,964
Brazil—1.9%
Petroleo Brasileiro, ADR	2,917,800	54,387,792
Canada—1.8%
Suncor Energy	1,711,000	51,903,497
China—2.8%
China Shenhua Energy, Cl. H	9,062,500	29,193,305
CNOOC	29,894,000	52,563,805
		81,757,110
Denmark—1.9%
Novo Nordisk, Cl. B	341,100	54,760,346
Finland—1.0%
Kone, Cl. B	318,000	27,955,445
France—7.8%
Air Liquide	450,100	57,427,595
Danone	742,000	54,505,626
Essilor International	507,576	55,316,457
L’Oreal	366,700	61,473,270
		228,722,948
Germany—4.1%
Adidas	603,300	65,507,709
SAP	728,000	55,448,804
		120,956,513
Hong Kong—6.5%
China Mobile	5,309,000	55,495,519
CLP Holdings	6,249,000	52,659,370
Hang Lung Properties	8,164,000	28,516,860
Hong Kong & China Gas	19,166,206	54,121,587
		190,793,336

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—.6%
Tenaris, ADR	388,800	16,352,928
Japan—19.8%
AEON Mall	866,900	22,639,125
Canon	1,347,200	46,369,611
Chugai Pharmaceutical	628,000	12,589,890
Daito Trust Construction	586,700	54,686,776
Denso	1,309,100	54,331,927
FANUC	370,900	54,812,159
Honda Motor	1,333,700	49,325,136
INPEX	12,500	52,810,148
Keyence	98,520	30,191,599
Komatsu	2,451,400	61,844,866
Mitsubishi Estate	836,000	20,528,151
Shimamura	204,300	23,398,341
Shin-Etsu Chemical	906,500	57,007,073
Tokio Marine Holdings	1,336,200	38,772,183
		579,306,985
Singapore—1.9%
DBS Group Holdings	2,363,305	31,985,336
Oversea-Chinese Banking	2,715,061	22,116,424
		54,101,760
Spain—1.9%
Inditex	442,300	54,821,054
Sweden—1.8%
Hennes & Mauritz, Cl. B	1,566,000	53,513,508
Switzerland—8.6%
Nestle	879,000	58,002,460
Novartis	776,200	55,619,180
Roche Holding	238,400	58,989,769
SGS	11,090	24,803,280
Syngenta	138,000	54,151,809
		251,566,498
Taiwan—2.1%
Taiwan Semiconductor Manufacturing, ADR	3,346,000	62,436,360
United Kingdom—19.5%
BG Group	3,575,000	65,064,981

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Burberry Group	2,506,000	54,619,708
Centrica	9,895,000	57,041,999
Compass Group	4,369,900	57,353,599
HSBC Holdings	5,347,000	58,571,293
Reckitt Benckiser Group	798,000	56,933,593
SABMiller	1,086,000	54,625,718
Smith & Nephew	4,995,000	58,058,873
Standard Chartered	2,331,000	53,602,174
Tesco	9,900,000	54,633,841
		570,505,779
Total Common Stocks
(cost $2,418,629,618)		2,751,490,513

Other Investment—3.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $101,000,000)	101,000,000 [a]	101,000,000

Total Investments (cost $2,519,629,618)	97.7%	2,852,490,513
Cash and Receivables (Net)	2.3%	66,724,450
Net Assets	100.0%	2,919,214,963

ADR—American Depository Receipts
a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	17.1	Industrial	5.8
Consumer Discretionary	14.1	Materials	5.8
Financial	11.4	Utilities	5.6
Energy	13.0	Money Market Investment	3.5
Health Care	12.8	Telecommunication Services	1.9
Information Technology	6.7		97.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	2,418,629,618	2,751,490,513
Affiliated issuers	101,000,000	101,000,000
Cash		93,027,708
Cash denominated in foreign currencies	2,549,945	2,560,414
Dividends receivable		16,189,395
Receivable for investment securities sold		6,259,106
Receivable for shares of Common Stock subscribed		5,030,359
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		1,561
Prepaid expenses		125,514
		2,975,684,570
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		2,364,788
Payable for investment securities purchased		52,468,042
Payable for shares of Common Stock redeemed		953,917
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		396,505
Accrued expenses		286,355
		56,469,607
Net Assets ($)		2,919,214,963
Composition of Net Assets ($):
Paid-in capital		2,623,738,759
Accumulated undistributed investment income—net		22,976,039
Accumulated net realized gain (loss) on investments		(59,818,445)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		332,318,610
Net Assets ($)		2,919,214,963

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	239,955,554	33,635,852	2,645,623,557
Shares Outstanding	16,375,862	2,332,870	179,071,472
Net Asset Value Per Share ($)	14.65	14.42	14.77

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,623,191 foreign taxes withheld at source):
Unaffiliated issuers	41,039,072
Affiliated issuers	40,110
Total Income	41,079,182
Expenses:
Management fee—Note 3(a)	10,943,883
Shareholder servicing costs—Note 3(c)	622,487
Custodian fees—Note 3(c)	341,532
Registration fees	156,724
Distribution fees—Note 3(b)	111,057
Directors’ fees and expenses—Note 3(d)	108,221
Professional fees	81,910
Prospectus and shareholders’ reports	27,288
Loan commitment fees—Note 2	11,960
Miscellaneous	61,099
Total Expenses	12,466,161
Less—reduction in fees due to earnings credits—Note 3(c)	(268)
Net Expenses	12,465,893
Investment Income—Net	28,613,289
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,424,829
Net realized gain (loss) on forward foreign currency exchange contracts	(121,902)
Net Realized Gain (Loss)	6,302,927
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	75,996,607
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(394,944)
Net Unrealized Appreciation (Depreciation)	75,601,663
Net Realized and Unrealized Gain (Loss) on Investments	81,904,590
Net Increase in Net Assets Resulting from Operations	110,517,879

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	28,613,289	32,588,010
Net realized gain (loss) on investments	6,302,927	(26,607,763)
Net unrealized appreciation
(depreciation) on investments	75,601,663	229,692,690
Net Increase (Decrease) in Net Assets
Resulting from Operations	110,517,879	235,672,937
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,453,861)	(1,727,130)
Class C Shares	(156,624)	(33,444)
Class I Shares	(32,893,538)	(14,304,931)
Total Dividends	(35,504,023)	(16,065,505)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	82,720,931	69,431,573
Class C Shares	10,993,204	6,334,328
Class I Shares	789,876,897	952,851,615
Dividends reinvested:
Class A Shares	2,370,457	1,702,274
Class C Shares	110,933	23,020
Class I Shares	22,258,109	7,414,889
Cost of shares redeemed:
Class A Shares	(25,853,459)	(108,468,076)
Class C Shares	(2,324,377)	(8,328,062)
Class I Shares	(169,812,732)	(338,580,321)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	710,339,963	582,381,240
Total Increase (Decrease) in Net Assets	785,353,819	801,988,672
Net Assets ($):
Beginning of Period	2,133,861,144	1,331,872,472
End of Period	2,919,214,963	2,133,861,144
Undistributed investment income—net	22,976,039	29,866,773

12

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Capital Share Transactions:
Class Aa
Shares sold	5,583,574	5,272,552
Shares issued for dividends reinvested	164,615	140,566
Shares redeemed	(1,746,989)	(8,325,957)
Net Increase (Decrease) in Shares Outstanding	4,001,200	(2,912,839)
Class Ca
Shares sold	754,395	485,056
Shares issued for dividends reinvested	7,807	1,923
Shares redeemed	(158,810)	(648,380)
Net Increase (Decrease) in Shares Outstanding	603,392	(161,401)
Class I
Shares sold	53,327,016	72,715,136
Shares issued for dividends reinvested	1,535,042	608,776
Shares redeemed	(11,445,899)	(25,572,016)
Net Increase (Decrease) in Shares Outstanding	43,416,159	47,751,896

a During the period ended May 31, 2013, 6,275 Class C shares representing $95,883 were exchanged for 6,174
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.13		12.58	12.83	11.97	8.43	13.72
Investment Operations:
Investment income—net[a]	.14		.21	.15	.09	.05	.09
Net realized and unrealized
gain (loss) on investments	.57		1.46	(.31)	.86	3.58	(5.28)
Total from Investment Operations	.71		1.67	(.16)	.95	3.63	(5.19)
Distributions:
Dividends from
investment income—net	(.19)		(.12)	(.09)	(.09)	(.09)	(.02)
Dividends from net realized
gain on investments	—		—	—	—	—	(.08)
Total Distributions	(.19)		(.12)	(.09)	(.09)	(.09)	(.10)
Net asset value, end of period	14.65		14.13	12.58	12.83	11.97	8.43
Total Return (%)[b]	5.05	[c]	13.40	(1.32)	7.99	43.33	(38.07)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30	[d]	1.31	1.27	1.34	1.43	1.43
Ratio of net expenses
to average net assets	1.30	[d]	1.31	1.27	1.34	1.42	1.41
Ratio of net investment income
to average net assets	1.85	[d]	1.62	1.08	.69	.50	.79
Portfolio Turnover Rate	.72	[c]	5.47	5.07	5.91	21.67	13.18
Net Assets, end of period
($ x 1,000)	239,956		174,825	192,351	124,347	18,059	1,126

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2013				Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.86		12.33	12.64	11.83	8.32	13.64
Investment Operations:
Investment income (loss)—net[a]	.08		.12	.04	(.02)	(.01)	.00 [b]
Net realized and unrealized
gain (loss) on investments	.57		1.43	(.30)	.87	3.53	(5.24)
Total from Investment Operations	.65		1.55	(.26)	.85	3.52	(5.24)
Distributions:
Dividends from
investment income—net	(.09)		(.02)	(.05)	(.04)	(.01)	—
Dividends from net realized
gain on investments	—		—	—	—	—	(.08)
Total Distributions	(.09)		(.02)	(.05)	(.04)	(.01)	(.08)
Net asset value, end of period	14.42		13.86	12.33	12.64	11.83	8.32
Total Return (%)[c]	4.68	[d]	12.58	(2.08)	7.18	42.31	(38.58)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.04	[e]	2.06	2.05	2.13	2.25	2.24
Ratio of net expenses
to average net assets	2.04	[e]	2.06	2.05	2.13	2.22	2.20
Ratio of net investment income
(loss) to average net assets	1.13	[e]	.90	.33	(.12)	(.13)	.03
Portfolio Turnover Rate	.72	[d]	5.47	5.07	5.91	21.67	13.18
Net Assets, end of period
($ x 1,000)	33,636		23,962	23,319	13,959	1,224	197

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013			Year Ended November 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.26		12.70	12.93	12.04	8.47	13.76
Investment Operations:
Investment income—net[a]	.17		.26	.19	.14	.12	.14
Net realized and unrealized
gain (loss) on investments	.58		1.46	(.31)	.86	3.57	(5.30)
Total from
Investment Operations	.75		1.72	(.12)	1.00	3.69	(5.16)
Distributions:
Dividends from
investment income—net	(.24)		(.16)	(.11)	(.11)	(.12)	(.05)
Dividends from net realized
gain on investments	—		—	—	—	—	(.08)
Total Distributions	(.24)		(.16)	(.11)	(.11)	(.12)	(.13)
Net asset value,
end of period	14.77		14.26	12.70	12.93	12.04	8.47
Total Return (%)	5.29	[b]	13.74	(1.01)	8.38	43.98	(37.82)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[c]	.93	.93	.97	1.01	1.03
Ratio of net expenses
to average net assets	.92	[c]	.93	.93	.97	1.01	1.02
Ratio of net investment income
to average net assets	2.27	[c]	1.96	1.41	1.11	1.18	1.19
Portfolio Turnover Rate	.72	[b]	5.47	5.07	5.91	21.67	13.18
Net Assets, end of period
($ x 1,000)	2,645,624		1,935,074	1,116,202	688,992	339,535	119,650

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective as of the close of business on or about July 29, 2013, the fund will be closed to new investors.

On April 29, 2013, the Company’s Board of Directors (the “Board”) approved an increase in authorized shares of the fund from 400 million to 500 million and an increase in the authorized shares of Class I from 200 million to 300 million.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (300 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 29, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees. The Board also approved an increase in the authorized shares of the fund from 500 million to 600 million and authorized 100 million ClassY shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

20

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common
Stocks†	133,177,080	2,618,313,433	††	—	2,751,490,513
Mutual Funds	101,000,000	—		—	101,000,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	1,561		—	1,561
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(396,505)		—	(396,505)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2012, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	47,720,000	533,140,000	479,860,000	101,000,000	3.5

22

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $63,186,457 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $598,805 of the carryover expires in fiscal year 2016, $15,114,500 expires in fiscal year 2017 and $16,297,830 expires in fiscal year 2019.The fund has $4,753,073 of post-enactment short-term capital losses and $26,422,249 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: ordinary income $16,065,505. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”),“Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to deriva-

24

tives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2013, the Distributor retained $12,665 from commissions earned on sales of the fund’s Class A shares and $2,960 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $111,057, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $267,303 and $37,019, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $36,839 for transfer agency services and $1,584 for cash management services. Cash management fees were partially offset by earnings credits of $265. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $341,532 pursuant to the custody agreement.

26

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $902 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,121,593, Distribution Plan fees $21,820, Shareholder Services Plan fees $59,419, custodian fees $144,343, Chief Compliance Officer fees $3,830 and transfer agency fees $13,783.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2013, amounted to $608,878,966 and $17,757,732, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at May 31, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
6/4/2013[a]	38,340,806	37,069,463	36,693,980	(375,483)
Hong Kong Dollar,
Expiring
6/3/2013[a]	72,400,073	9,325,220	9,326,781	1,561
Swiss Franc,
Expiring
6/3/2013[a]	6,165,212	6,459,778	6,447,281	(12,497)
Sales:		Proceeds ($)
Japanese Yen,
Expiring
6/5/2013[a]	628,758,471	6,250,581	6,259,106	(8,525)
Gross Unrealized
Appreciation				1,561
Gross Unrealized
Depreciation				(396,505)

Counterparty:
a National Australia Bank

28

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2013:

Average Market Value ($)
Forward contracts	16,630,225

At May 31, 2013, accumulated net unrealized appreciation on investments was $332,860,895, consisting of $408,989,517 gross unrealized appreciation and $76,128,622 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)